Leases (Details) - Schedule of Total lease costs - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Finance lease cost
Amortization of right-of-use assets	$ 91	$ 500	$ 1,990
Interest on lease liabilities	96	177	664
Total finance lease cost	187	677	2,654
Operating lease cost	1,481	882	4,657
Variable lease cost	112	134
Total lease cost	1,780	1,693	7,470
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	1,323	833	4,143
Operating cash flows from finance leases	96	177	686
Financing cash flows from finance leases	335	466	1,888
Cash paid for amounts included in the measurement of lease liabilities	1,754	1,476	6,717
Lease liabilities arising from new right-of-use assets
Operating leases		8,206	$ 21,865
Finance leases
Weighted average remaining lease term (in years)
Operating leases	6 years 2 months 12 days		6 years 4 months 24 days
Finance leases	4 years 9 months 18 days		5 years
Weighted average discount rate
Operating leases	15.60%		15.60%
Finance leases	5.00%		5.00%